Revision of previously issued financial statements	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revision of Previously Issued Financial Statements
Note 2. Revision of previously issued financial statements
Background of the revision
In connection with the preparation of the Company's financial statements as of and for the year ended December 31, 2021, we identified an error in the classification of offering costs in the statement of cash flows for the year ended December 31, 2020. Specifically, we incorrectly classified offering costs paid as an operating cash outflow instead of a financing cash outflow. Although we have concluded that this error is immaterial to the previously issued financial statements, we are correcting these errors by revising the previously issued financial statements as of December 31, 2020 and for the year then ended.
Effect of the revision
The following table summarizes the effect of the revision on the affected financial statement line items within the previously reported financial statements as of that date, and for the periods indicated. The errors impacted line items in the indirect method of reporting of operating cash flow and financing cash flow presentation as shown below:
(in thousands)	Year ended December 31, 2020 (As Previously Reported)	Adjustments	Year ended December 31, 2020 (As Revised)
Cash flows from operating activities
Impact on cash from changes in operating assets and liabilities
Accounts payable	$8,936	$1,140	$10,076
Net cash provided by (used in) operating activities	$(511)	$1,140	$629
Cash flows from financing activities
Offering costs paid	$—	$(1,140)	$(1,140)
Net cash provided by financing activities	$23,784	$(1,140)	$22,644
Supplemental disclosure of cash flow information
Offering costs included in period end accruals	$—	$449	$449